Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 15, 2010	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of discontinued operations, cash	$ 62.6
Gain on sale of discontinued operations		18.7
Gain on sale of discontinued operations, net of tax		$ 11.6